Label	Element	Value
A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Small/Medium Co Growth Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated March 31, 2014

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Small/Medium Co Growth Equity Investments
Risk [Heading]	rr_RiskHeading	Effective as of the close of business on April 21, 2014, the Prospectuses and the SAI are hereby revised as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All references to "Copper Rock Capital Partners, LLC" or "Copper Rock" as an investment advisor to PACE Small/Medium Co Growth Equity Investments in the Prospectuses and SAI are hereby deleted.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective as of the close of business on April 21, 2014, the Prospectuses and the SAI are hereby revised as follows:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	All references to "Copper Rock Capital Partners, LLC" or "Copper Rock" as an investment advisor to PACE Small/Medium Co Growth Equity Investments in the Prospectuses and SAI are hereby deleted.